Income Taxes - Loss Before Income Taxes (Details) - HZO, Inc. and Subsidiaries - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
United States			$ (9,510,124)	$ (16,408,351)
Foreign			(6,358,437)	(6,318,707)
Loss before provision (benefit) for income taxes	$ (53,110,414)	$ (10,160,313)	$ (15,868,561)	$ (22,727,058)